Business Combination - Summary of significant unobservable inputs used in the fair value measurement of the Company's identifiable intangible assets are growth and attrition rates, discount rate and royalty rate (Detail)
	Sep. 30, 2021	Sep. 01, 2021 USD ($)
Customer Contracts [Member] | Attrition Rate [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination Acquired Finite Lived Intangible Asset Measurement Input	12.8
Customer Contracts [Member] | Attrition Rate [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination Acquired Finite Lived Intangible Asset Measurement Input	16.4
Alliance Acquisition [Member] | Customer Contracts [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		$ 213,973
Alliance Acquisition [Member] | Customer Contracts [Member] | Attrition Rate [Member] | Measurement Input Attrition Rate [Member] | Minimum [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination Acquired Finite Lived Intangible Asset Measurement Input	2.8
Alliance Acquisition [Member] | Customer Contracts [Member] | Attrition Rate [Member] | Measurement Input Attrition Rate [Member] | Maximum [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination Acquired Finite Lived Intangible Asset Measurement Input	5.8
Alliance Acquisition [Member] | Customer Contracts [Member] | Attrition Rate [Member] | Measurement Input, Long-term Revenue Growth Rate [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination Acquired Finite Lived Intangible Asset Measurement Input	3.0
Alliance Acquisition [Member] | Trade Names [member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value		69,591
Alliance Acquisition [Member] | Trade Names [member] | Relief From Royalty Method [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination Acquired Finite Lived Intangible Asset Measurement Input	12.4
Alliance Acquisition [Member] | Trade Names [member] | Relief From Royalty Method [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination Acquired Finite Lived Intangible Asset Measurement Input	12.8
Alliance Acquisition [Member] | Trade Names [member] | Relief From Royalty Method [Member] | Measurement Input Royalty Rate [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination Acquired Finite Lived Intangible Asset Measurement Input	1.5
Alliance Acquisition [Member] | Certificates Of Need [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure		$ 68,964
Alliance Acquisition [Member] | Certificates Of Need [Member] | Valuation, Cost Approach [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination Acquired Indefinite Lived Intangible Asset Measurement Input	12.4
Alliance Acquisition [Member] | Certificates Of Need [Member] | Valuation, Cost Approach [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member] | Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business Combination Acquired Indefinite Lived Intangible Asset Measurement Input	12.8